Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Trading
Within 3 months	$ 0	$ 7,489
3 to 12 months	0	24,874
1 to 5 years	0	36,782
5 to 10 years	0	53,248
Over 10 years	0	192,724
No specific maturity	6,313	6,182
Carrying amount	6,313	321,299
Available-for-sale
Within 3 months	22,009	60,493
3 to 12 months	95,904	57,009
1 to 5 years	533,939	482,858
5 to 10 years	787,413	306,439
Over 10 years	1,893,473	1,294,550
No specific maturity	0	0
Carrying amount	3,332,738	2,201,349
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	22,009	67,982
3 to 12 months	95,904	81,883
1 to 5 years	544,627	519,640
5 to 10 years	818,567	405,351
Over 10 years	2,912,734	2,142,892
No specific maturity	6,313	6,182
Carrying amount	4,400,154	3,223,930
US dollars
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	22,009	67,982
3 to 12 months	95,904	81,883
1 to 5 years	544,627	519,640
5 to 10 years	818,567	405,351
Over 10 years	2,912,734	2,142,892
No specific maturity	6,091	5,903
Carrying amount	4,399,932	3,223,651
Other
Trading, Available-for-sale and Held-to-maturity Securities
Within 3 months	0	0
3 to 12 months	0	0
1 to 5 years	0	0
5 to 10 years	0	0
Over 10 years	0	0
No specific maturity	222	279
Carrying amount	222	279
Mutual funds
Trading
Within 3 months	0	0
3 to 12 months	0	0
1 to 5 years	0	0
5 to 10 years	0	0
Over 10 years	0	0
No specific maturity	6,313	6,182
Carrying amount	6,313	6,182
US government and federal agencies
Trading
Within 3 months		0
3 to 12 months		24,874
1 to 5 years		8,497
5 to 10 years		53,248
Over 10 years		192,724
No specific maturity		0
Carrying amount		279,343
Available-for-sale
Within 3 months	0	0
3 to 12 months	6,364	0
1 to 5 years	87,257	126,163
5 to 10 years	653,603	202,385
Over 10 years	1,683,178	1,075,951
No specific maturity	0	0
Carrying amount	2,430,402	1,404,499
Held-to-maturity
Within 3 months	0	0
3 to 12 months	0	0
1 to 5 years	10,688	0
5 to 10 years	31,154	45,664
Over 10 years	1,019,261	655,618
No specific maturity	0	0
Carrying amount	1,061,103	701,282
Non-US governments debt securities
Trading
Within 3 months		7,489
3 to 12 months		0
1 to 5 years		0
5 to 10 years		0
Over 10 years		0
No specific maturity		0
Carrying amount		7,489
Available-for-sale
Within 3 months	0	0
3 to 12 months	1,371	1,360
1 to 5 years	3,967	5,399
5 to 10 years	21,682	22,816
Over 10 years	0	0
No specific maturity	0	0
Carrying amount	27,020	29,575
Corporate debt securities
Available-for-sale
Within 3 months	22,009	60,493
3 to 12 months	88,169	55,649
1 to 5 years	404,297	351,296
5 to 10 years	0	38,706
Over 10 years	0	0
No specific maturity	0	0
Carrying amount	514,475	506,144
Asset-backed securities - Student loans
Trading
Within 3 months		0
3 to 12 months		0
1 to 5 years		28,285
5 to 10 years		0
Over 10 years		0
No specific maturity		0
Carrying amount		28,285
Available-for-sale
Within 3 months	0	0
3 to 12 months	0	0
1 to 5 years	0	0
5 to 10 years	0	0
Over 10 years	12,493	12,161
No specific maturity	0	0
Carrying amount	12,493	12,161
Commercial mortgage-backed securities
Available-for-sale
Within 3 months	0	0
3 to 12 months	0	0
1 to 5 years	38,418	0
5 to 10 years	112,128	42,532
Over 10 years	0	106,194
No specific maturity	0	0
Carrying amount	150,546	148,726
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0	0
3 to 12 months	0	0
1 to 5 years	0	0
5 to 10 years	0	0
Over 10 years	197,802	100,244
No specific maturity	0	0
Carrying amount	$ 197,802	$ 100,244